Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Common Class A [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	480,000,000,000	480,000,000,000
Common stock, shares issued	82,586,100	70,386,100
Common stock, shares outstanding	76,800,739	70,386,100
Common Class B [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	20,000,000,000	20,000,000,000
Common stock, shares issued	31,795,100	34,595,100
Common stock, shares outstanding	31,795,100	34,595,100